Taxes on Income (Details) - Schedule of the domestic and foreign components - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of the domestic and foreign components [Abstract]
Domestic	$ (58,092)	$ (15,625)	$ (25,607)
Foreign
Total	$ (58,092)	$ (15,625)	$ (25,607)